Average Annual Total Returns - FidelityHerefordStreetTrustFunds-RetailComboPRO - FidelityHerefordStreetTrustFunds-RetailComboPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Return Before Taxes
Jun. 29, 2024
Average Annual Return:
Past 1 year	4.78%
Past 5 years	1.63%
Past 10 years	1.01%